ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2013
Mecox Lane (Hong Kong) Limited
Organization and principal activities
Percentage of shareholdings	100.00%
Mecox Lane Mailorder
Organization and principal activities
Percentage of shareholdings	100.00%
Clarence
Organization and principal activities
Percentage of shareholdings	100.00%
eMecoxLane
Organization and principal activities
Percentage of shareholdings	100.00%
eMecoxLane (Hong Kong) Co, Ltd.
Organization and principal activities
Percentage of shareholdings	100.00%
Mecox Lane Technology (China) Limited
Organization and principal activities
Percentage of shareholdings	100.00%
Mai Wang Information
Organization and principal activities
Percentage of shareholdings	100.00%
Mai Wang Trading
Organization and principal activities
Percentage of shareholdings	100.00%
Xian Ni
Organization and principal activities
Percentage of shareholdings	96.70%
Mexi-Care
Organization and principal activities
Percentage of shareholdings	100.00%
Mexi-Care HK
Organization and principal activities
Percentage of shareholdings	100.00%
Mexi-Care SH
Organization and principal activities
Percentage of shareholdings	100.00%
Mixblu
Organization and principal activities
Percentage of shareholdings	100.00%
Mixblu HK
Organization and principal activities
Percentage of shareholdings	100.00%
Rampage Cayman
Organization and principal activities
Percentage of shareholdings	80.00%
Rampage China (Hong Kong) Limited
Organization and principal activities
Percentage of shareholdings	80.00%
Rampage Trading (Shanghai) Co., Ltd.
Organization and principal activities
Percentage of shareholdings	80.00%
MecoxLane E-commerce
Organization and principal activities
Percentage of shareholdings	100.00%